Dividends on ordinary shares (Details) - Schedule of Dividends On Ordinary Shares - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Declaration of dividends
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	£ 480
Interim dividend
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividends paid, ordinary shares		£ 2,390	£ 3,990	£ 4,700
Final dividend
DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares [Line Items]
Dividends paid, ordinary shares		£ 0	£ 0